Investment Objectives and Goals - Burney U.S. Factor Rotation ETF	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	BURNEY U.S. FACTOR ROTATION ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Burney U.S. Factor Rotation ETF (the “Fund”) seeks capital appreciation.